PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Salaries	$ 8,376	$ 4,434
Social security tax	13,564	7,548
Provision for vacation, bonus and others	49,909	46,181
Directors fees	281	315
Other	122	57
TOTAL	$ 72,252	$ 58,535